Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	$ 3,955,167	$ (271,245)	$ (25,040,050)	$ 558,594
Statement Line Items [Line Items]
Income (loss) for the period				(314,522)	(314,522)
Other comprehensive income (loss)			(14,377)		(14,377)
Share-based payments charged to operations		27,758			27,758
Income (loss) for the period				(314,522)	(314,522)
Balance (in shares) at Mar. 31, 2019	35,529,192
Balance at Mar. 31, 2019	$ 21,914,722	3,982,925	(285,622)	(25,354,572)	257,453
Statement Line Items [Line Items]
Income (loss) for the period				477,088	477,088
Other comprehensive income (loss)			(34,372)		(34,372)
Share-based payments charged to operations		66,107			66,107
Income (loss) for the period				477,088	477,088
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	4,049,032	(319,994)	(24,877,484)	766,276
Statement Line Items [Line Items]
Income (loss) for the period				233,619	233,619
Other comprehensive income (loss)			165,461		165,461
Share-based payments charged to operations		4,861			4,861
Income (loss) for the period				233,619	233,619
Balance (in shares) at Mar. 31, 2020	35,529,192
Balance at Mar. 31, 2020	$ 21,914,722	$ 4,053,893	$ (154,533)	$ (24,643,865)	$ 1,170,217